BABSON ENTERPRISE FUND

Prospectus
March 31, 1999

A no-load mutual fund that invests in common stocks of smaller, faster growing companies.

Shares of the Fund have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

BABSON ENTERPRISE FUND, INC.

Investment Counsel:
David L. Babson & Co., Inc.
Cambridge, Massachusetts

Managed and distributed by:
Jones & Babson, Inc.
Kansas City, Missouri

TABLE OF CONTENTS

Information About the Fund
Investment Objective and Principal Investment Strategies 		2
Principal Risk Factors                                                  2
Past Performance                                                        3
Fees and Expenses                                                       4
Management and Investment Counsel                                       4
Financial Highlights                                                    5
Information about Investing
Limited Offering                                                        6
How to Purchase Shares                                                  6
How to Redeem Shares                                                    6
Shareholder Services                                                    7
How Share Price is Determined                                           7
Dividends, Distributions and their Taxation                             7
Additional Policies about Transactions                                  8
Conducting Business with the Babson Funds                               9

The Directors of the Fund have limited the offering of the Fund's shares. The Fund will not accept any new accounts until further notice.


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The objective of Babson Enterprise Fund is long-term growth of capital for investors. To pursue this objective, the Fund invests in common stocks of small, faster-growing companies whose stocks are selling at prices that the Fund's Investment Counsel believes are reasonable in relation to the company's fundamental financial characteristics and business prospects. To analyze the pricing levels of a company's common stock, the Fund's Investment Counsel considers the company's valuation history and compares the stock price with other similar companies in the same industry or economic sector. The primary valuation ratios considered are:
          Price relative to earnings
          Price relative to sales
          Price relative to assets as measured by book value
          Price relative to cash flow

The Fund generally invests its assets in stocks of small companies which are listed on a national or regional stock exchange, or are listed over-the-counter (on NASDAQ, for example) with prices quoted daily in the financial press. Small companies include those that are worth between $15 million and $300 million on the stock market (market capitalization) at the time of purchase. These small companies are often in an early stage of development. If they are successful they can offer the possibility of more rapid sales and profit expansion than larger, more mature businesses. In normal conditions, the Fund will invest at least 80% in common stocks. To manage the cash in the Fund we will invest in short-term high quality cash obligations.

There may be times, however, when the Fund may respond to adverse market, economic, political or other considerations by investing up to 100% of its assets in bonds or other defensive investments for temporary defensive purposes. This type of investing is not consistent with the Fund's objective of long-term growth of capital, and would be used only in a short-term situation with the intent of preserving your investment. Keep in mind that short-term defensive investing still has the potential to lose money. The objective and policies that determine how the Fund is managed which are described can only be changed with the Fund's shareholders' approval.

Because of the Fund's focus on smaller companies, you should only invest as much of your money as you feel comfortable exposing to above-average risk for the potential of above-average rewards. The Fund is not designed to offer a complete or balanced investment program in itself, and it is not necessarily a suitable choice for all investors.

RISK FACTORS

Common stocks fluctuate in price. Since the Fund is comprised primarily of common stocks, the value of the Fund will go up and down. As with any mutual fund, there is a risk that you could lose money by investing in the Fund.

Generally, smaller and less seasoned companies have more potential for rapid growth. However, they often involve greater risk than larger companies. They may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. While the Fund cannot eliminate these risks, the Fund's Investment Counsel will try to minimize risk by diversifying - spreading the risk by putting the Fund's investments into a broad range of small company stocks.

Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a small company stock it may have to sell at a lower price than its Investment Counsel might prefer, or it may have to sell in small quantities over a period of time. The Fund tries to minimize this risk by investing in stocks that are readily bought and sold.

Different types of investments shift in and out of favor depending on market and economic conditions. At various times stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. Because of this, the Fund will perform better or worse than other types of funds depending on what is in "favor."

Computer systems that cannot process and calculate date-related information as of and after January 1, 2000 are a concern for financial and business organizations around the world. We are taking steps to address the Year 2000 issue with respect to the computers we use, and have asked that our major service providers take comparable steps. Also, the Fund's Investment Counsel is using its best efforts to evaluate any potential adverse effects from the Year 2000 issue that may affect companies whose stock may be purchased by the Fund. However, there is no way to be sure that these steps will completely protect the Fund from being affected.

PAST PERFORMANCE

The two tables below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's return has changed from year to year. The second table shows how the Fund's average annual returns for certain periods compare with those of the Russell 2000 Index, a widely recognized index of stock performance. Both tables reflect all expenses of the Fund and assume that all dividends and capital gain distributions have been reinvested in new shares of the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future.

GRAPH -- Annual Total Return as of December 31 of Each Year

GRAPH -- Average Annual Total Return as of December 31, 1998

FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
	   Maximum Sales Charge (Load) Imposed on Purchases		None
           Maximum Deferred Sales Charge (Load)                         None
           Maximum Sales Charge (Load) Imposed on Reinvested Dividends  None
           Redemption Fee                                               None*
           Exchange Fee                                                 None
*A $10 fee is imposed for redemptions by wire.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
           Management Fees                                              1.07%
           Distribution (12b-1) Fees                                    None
           Other Expenses                                                .02%
           Total Annual Fund Operating Expenses                         1.09%

Fee Examples
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
	$111	$347	$601	$1,329

MANAGEMENT AND INVESTMENT COUNSEL
Jones & Babson, Inc. was founded in 1959. It organized the Fund in 1983, and acts as its Manager and principal underwriter. Pursuant to the current Management Agreement, Jones & Babson, Inc. provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management and supervision; fees of the custodian, independent auditors and legal counsel; officers, directors and other personnel; rent; shareholder services; and other items incidental to corporate administration.

Operating expenses not required in the normal operation of the Fund are payable by the Fund. These expenses include taxes, interest, governmental charges and fees, including registration of the Fund with the Securities and Exchange Commission and fees payable to the various States, brokerage costs, dues, and all extraordinary costs including expenses arising out of anticipated or actual litigation or administrative proceedings.

Jones & Babson, Inc. employs David L. Babson & Co., Inc. as its Investment Counsel to assist in the investment advisory function. David L. Babson & Co., Inc. is an investment counseling firm founded in 1940. It serves a broad variety of individual, corporate and other institutional clients by maintaining an extensive research and analytical staff. It has an experienced investment analysis and research staff which eliminates the need for Jones & Babson, Inc. and the Fund to maintain an extensive duplicate staff. Lance James took over management of Babson Enterprise Fund in 1999. He joined David
L. Babson & Co. in 1986, and has 19 years of investment management experience. He has been involved with the D.L. Babson small cap investment style, along with the Fund's prior manager since joining David L. Babson & Co., Inc.

For its services, the Fund pays Jones & Babson, Inc. a fee at the annual rate of 150/100 of one percent (1.50%) of the first $30 million and 1% of amounts in excess of $30 million of its average daily net assets. The Management Agreement limits the liability of the Manager and its Investment Counsel, as well as their officers, directors and personnel, to acts or omissions involving willful malfeasance, bad faith, gross negligence or reckless disregard of their duties. Jones & Babson, Inc. is located at BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306 and David L. Babson & Co. is located at One Memorial Drive, Cambridge, MA 02142.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

			For the Year Ended November 30th
                                                1998    1997    1996    1995    1994

Net asset value, beginning of period            $21.22  $18.51  $17.35  $16.64  $17.20
  Income (loss) from investment operations:
   Net investment income (loss)                   .044    .058    .057    .101    .032
   Net gains or losses on securities
    (both realized and unrealized)              (2.154)  5.312   3.060   2.342    .569
  Total from investment operations              (2.110)  5.370   3.117   2.443    .601

  Less distributions:
   Dividends from net investment income         (.060)    -     (.114)  (.038)  (.054)
   Distributions from capital gains            (2.420)  (2.660) (1.843) (1.695) (1.107)
  Total distributions                          (2.480)  (2.660) (1.957) (1.733) (1.161)
Net asset value, end of period                 $16.63   $21.22  $18.51  $17.35  $16.64

Total return                                  (11.05%)   33.49%  20.17%  16.42%  3.70%

Ratios/Supplemental Data
Net assets, end of year (in millions)            $179     $216    $202    $202    $188
Ratio of expenses to average net assets          1.09%    1.08%   1.08%   1.09%   1.08%
Ratio of net income to average net asset          .29%     .30%    .35%    .67%    .22%
Portfolio turnover rate                            22%      22%     24%     13%     15%

LIMITED OFFERING

The Directors of the Fund have taken action to limit the offering of the Fund's shares:
    The Fund will not accept any new accounts, including IRAs and other retirement plans, until further notice.
    If you already have an account with the Fund, you may continue to add to your account.
    If you already have an account with the Fund, you may continue to add to your account through reinvestment of your dividend and capital gains distributions.

The Directors may change these sales limitations at any time. If you have questions, please call us. As long as these limits remain in effect, if you redeem all of your Fund shares, your account will be considered closed and you will not be allowed to buy more shares of the Fund. When you exchange shares of the Fund to another Babson Fund you are considered to be redeeming your shares of the Fund. Likewise, if your Systematic Redemption Plan depletes your Fund account to the point of a complete liquidation, you will not be allowed to open a new account in the Fund or to buy more shares of the Fund. You may transfer the registration of your Fund account to another individual. However, if you transfer the entire amount of Fund shares in your account, your account will then be considered closed and you will not be able to buy shares of the Fund.

HOW TO PURCHASE SHARES

No Load Fund
  There are no sales commissions or Rule 12b-1 fees

How to Buy Shares (see accompanying chart on page 9 for details)
  By phone, mail or wire
  Through Automatic Monthly Investments
  Through exchanges from a Babson or Buffalo Fund

Minimum Initial Investment
  $1,000 for most accounts
  $250 for IRA and Uniform Transfer (Gift) to Minors accounts
  $100 for Automatic Monthly Investments
  $1,000 for exchanges from another fund

Minimum Additional Investment
  $100 for purchases by phone or mail ($1,000 for wire purchases)
  $50 for Automatic Monthly Investments
  $1,000 for exchanges from another fund

Minimum Account Size
You must maintain a minimum account size equal to the current minimum initial investment (usually $1,000). If your account falls below this amount due to redemptions (not market action) we may notify you and ask you to increase the account to the minimum. We will close the account and send your money if you do not bring the account up to the minimum within 60 days after we mail you the notice.

HOW TO REDEEM SHARES

You may withdraw from your Fund account at any time in the following amounts:
  any amount for redemptions requested by mail, phone or telegraph
  $1,000 or more for redemptions wired to your account ($10 fee)
  $50 or more for redemptions by a systematic redemption plan (there may be a fee)
  $1,000 or more for exchanges to another fund
  $100 or more for redemptions by automatic monthly exchange to another fund

SHAREHOLDER SERVICES

The following services are also available to shareholders. Please call 1-800-4-BABSON (1-800-422-2766) for more information:

  Uniform Transfers (Gifts) to Minors accounts
  Accounts for corporations or partnerships
  Sub-Accounting Services for Keogh, tax qualified retirement plans, and others
  Prototype Retirement Plans for the self-employed, partnerships and corporations.
  Traditional IRA accounts
  Roth IRA accounts
  Education IRA accounts
  Simplified Employee Pensions (SEPs)

HOW SHARE PRICE IS DETERMINED
Shares of the Fund are purchased or redeemed at the net asset value per share next calculated after your purchase order and payment or redemption order is received in good order. In the case of certain institutions which have made satisfactory payment or redemption arrangements with the Fund, orders may be processed at the net asset value per share next effective after receipt by that institution.

The per share calculation is made by subtracting from the Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation. The net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern Time) on days when the Fund is open for business (generally the same days that the New York Stock Exchange is open for trading).

Each security owned by the Fund that is listed on an Exchange is valued at its last sale price on that Exchange on the date as of which assets are valued. Where the security is listed on more than one Exchange, the Fund will use the price of that Exchange which it generally considers to be the principal Exchange on which the stock is traded. Lacking sales, the security is valued at the mean between the last current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Board of Directors.

DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION

The Fund pays shareholders distributions from its net investment income and from any net capital gains that it has realized on the sale of securities. Each of these distributions will be declared annually on or before December
31. Your distributions will be reinvested automatically in additional shares of the Fund, unless you have elected on your original application, or by written instructions filed with the Fund, to have them paid in cash. There are no fees or sales charges on reinvestments.

Dividends from net investment income or net short-term gains will be taxable (for investors subject to income taxes) as ordinary income, whether paid in cash or in additional shares. Whether paid in cash or additional shares, and regardless of the length of time shares have been owned by the shareholder, distributions from long-term capital gains are taxable to shareholders as such, but are not eligible for the dividends-received deduction for corporations. Also, if purchases of shares in a Fund are made shortly before a record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution (for investors subject to tax).

Distributions declared in October, November or December and made payable to shareholders of record in such a month are deemed to have been received by shareholders on December 31 of such year, so long as the distributions are actually paid before February 1 of the following year. You will be notified each January as to the federal tax status of distributions paid by the Fund. Such distributions may also be subject to state and local taxes.

Taxes on Transactions - Exchange and redemption of Fund shares are taxable events for federal income tax purposes. Any loss incurred on a sale or exchange of the Funds' shares held for six months or less will be treated as a long-term capital loss to the extent of capital gains received with respect to such shares. Starting January 1, 2001, sales of securities held for more than five years will be taxed at special lower rates. You may also be subject to state and municipal taxes on such exchanges and redemptions.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Dividends-Received Deduction for Corporations - Dividends from net investment income and short-term capital gains will generally qualify in part for the 70% dividends-received deduction for corporations. The Fund will send to shareholders a statement each year advising the amount of the dividend income which qualifies for such treatment.

Withholding - You must certify on your application, or on a separate form supplied by us, that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to backup withholding, or that you are exempt from backup withholding. Otherwise, we are required by federal law to withhold 31% of reportable payments paid to you.

ADDITIONAL POLICIES ABOUT TRANSACTIONS

We cannot process transaction requests that are not complete and in good order as described in this section. We may cancel or change our transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.

Purchases - We may reject orders when not accompanied by payment or when in the best interest of the Fund and its shareholders.

Redemptions - We try to send proceeds as soon as practicable. In any event, we send proceeds by the third business day after we receive a request in good order. We cannot accept requests that contain special conditions or effective dates. We may request additional documentation to insure that a request is genuine. Under certain circumstances, we may pay you proceeds in the form of portfolio securities owned by the Fund. If you receive securities instead of cash, you may incur brokerage costs when converting into cash.

If you request a redemption within 15 days of purchase, we will delay sending your proceeds until we are certain that we have collected unconditional payment, which may take up to 15 days from the date of purchase. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations only as permitted under Federal law.

Signature Guarantees - You can get a signature guarantee from most banks or securities dealers, but not a notary public. For your protection, we require a guaranteed signature if you request:
  A redemption check sent to a different payee, bank or address than we have on file.
  A redemption check mailed to an address that has been changed within the last 30 days.
  A redemption for $50,000 or more in writing.
  A change in account registration or redemption instructions.

Corporations, Trusts and Other Entities - Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Exchanges to Another Fund - You must meet the minimum investment requirement of the fund you are exchanging into. The names and registrations on the two accounts must be identical. Your shares must have been held in an open account for 15 days or more and we must have received good payment before we will exchange shares. You should review the prospectus of the fund being purchased. Call us for a free copy.

Telephone Services - During periods of increased market activity, you may have difficulty reaching us by telephone. If this happens, contact us by mail or telegraph. We may refuse a telephone request, including a telephone or telegraph redemption request. We will use reasonable procedures to confirm that telephone instructions are genuine. If such procedures are not followed, the Fund may be liable for losses due to unauthorized or fraudulent instructions. At our option, we may limit the frequency or the amount of telephone redemption requests. Neither the Fund nor Jones & Babson, Inc. assumes responsibility for the authenticity of telephone redemption requests.


CONDUCTING BUSINESS WITH THE BABSON FUND

BY PHONE

1-800-4-BABSON
(1-800-422-2766)
in the Kansas City area 751-5900

You must authorize each type of telephone transaction on your account application or the appropriate form, available from us. All account owners must sign. When you call, we may request personal identification and tape record the call.

How To Open An Account
The Fund will not accept any new accounts until further notice. If you already have an account with us and you have authorized telephone exchanges, you may call to open an account in another Babson or Buffalo Fund by exchange ($1,000 minimum). The names and registrations on the accounts must be identical.

How To Add To An Account
If you already have an account with the Fund, you may continue to make investments ($100 minimum) by telephone. After we have received your telephone call, we will deduct from your checking account the cost of the shares. Availability of this service is subject to approval by the Fund and participating banks.

How To Sell Shares
You may withdraw any amount ($1,000 minimum if wired) by telephone or telegram. We will send funds only to the address or bank account on file with us. Provide the Fund's name, your account number, the names of each account owner (exactly as registered), and the number of shares or dollar amount to be redeemed. For wires, also provide the bank name and bank account number.

How To Exchange Shares By Wire
You may exchange shares ($1,000 minimum or the initial minimum fund requirement) for shares in another Babson or Buffalo Fund which have been held in open account for 15 days or more.

BY MAIL

Initial Purchases
and all Redemptions:
Babson Enterprise Fund, Inc.
P.O. Box 419757
Kansas City, MO 64141-6757

Subsequent Purchases:
Babson Enterprise Fund, Inc.
P.O. Box 419779
Kansas City, MO 64141-6779

How To Open An Account
The Fund will not accept any new accounts until further notice.

How To Add To An Account
If you already have an account with the Fund, you may continue to add to your account. Make your check ($100 minimum) payable to UMB Bank, n.a. and mail it to us. Always identify your account number or include the detachable reminder stub (from your confirmation statement).

How To Sell Shares
In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or the dollar amount to be redeemed. We will send funds only to the address of record.

How To Exchange Shares By Wire
In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged ($1,000 minimum) and the Babson or Buffalo Fund into which the amount is being transferred.

BY WIRE

UMB Bank, n.a.,
Kansas City, Missouri, ABA #101000695
For Babson Enterprise Fund, Inc./ AC=987032-6205
OBI=(your account number and account name)

How To Open An Account
The Fund will not accept any new accounts until further notice.

How To Add To An Account
If you already have an account with the Fund, you may continue to add to your account. Wire share purchases ($1,000 minimum) should include the names of each account owner, your account number and the Babson or Buffalo Fund in which you are purchasing shares. You should notify us by telephone that you have sent a wire purchase order to UMB Bank, n.a.

How To Sell Shares
Redemption proceeds ($1,000 minimum) may be wired to your pre-identified bank account. A $10 fee is deducted. If we receive your request before 4:00 P.M. (Eastern Time) we will normally wire funds the following business day. If we receive your request later in the day, we will normally wire funds on the second business day. Contact your bank about the time of receipt and availability.

How To Exchange Shares By Wire
Not applicable.

THROUGH AUTOMATIC TRANSACTION PLANS

You must authorize each type of automatic transaction on your account application or complete an authorization form, available from us upon request. All registered owners must sign.

How To Open An Account
Not applicable.

How To Add To An Account
Automatic Monthly Investment:
No new Automatic Investment Plans may be established. If you have already established a Plan, your automatic monthly investments will continue in a constant dollar amount ($50 minimum) from your checking account. We will draft your checking account on the same day each month in the amount you authorize.

How To Sell Shares
Systematic Redemption Plan:
You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. A fee of $1.50 or less may be charged for each withdrawal. You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. We will continue withdrawals until your shares are gone or until the Fund or you cancel the plan.

How To Exchange Shares By Wire
Monthly Exchanges:
You may authorize monthly exchanges from your account ($100 minimum) to another Babson or Buffalo Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service.


EQUITIES

Growth Fund
Enterprise Fund*
Enterprise Fund II
Value Fund
Shadow Stock Fund
International Fund

*Closed to new investors.

FIXED INCOME

Bond Trust
Money Market Fund
Tax-Free Income Fund

ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) contains additional information about the Fund and is incorporated by reference into this Prospectus. The Fund's annual and semi-annual reports to shareholders contain additional information about the Fund's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may obtain a free copy of these documents by calling, writing or e-mailing the Fund as shown below. You also may call the toll free number given below to request other information about the Fund and to make shareholder inquiries.

You may review and copy the SAI and other information about the Fund by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC (1-800-SEC-0330) or by visiting the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, Washington, DC 20549-6009.

BABSON FUNDS
Jones & Babson Distributors
A Member of the Generali Group

P.O. Box 419757, Kansas City, MO 64141-6757

1-800-4-babson
(1-800-422-2766)

www.babsonfunds.com

811-03828

JB18B                           3/99


PART B

BABSON ENTERPRISE
FUND, INC.

STATEMENT OF ADDITIONAL INFORMATION

March 31, 1999

This Statement is not a Prospectus but should be read in conjunction with the Fund's current
Prospectus dated March 31, 1999.  To obtain the
Prospectus or Annual Report to Shareholders, please call the Fund toll-free at 1-800-4-BABSON (1-800-422-
2766), or in the Kansas City area 751-5900. Certain information from the Annual Report to Shareholders is incorporated by reference into this Statement.

TABLE OF CONTENTS
Page

        Investment Objective, Strategies and Risks              2
           General                                              2
           Repurchase Agreements                                2
           Repurchase Agreement Risk Factors                    2
           Cash Management                                      2
           Investment Restrictions                              2
           Portfolio Transactions                               3
        Performance Measures                                    4
        Total Return                                            4
        How the Fund's Shares are Distributed                   5
        Purchase and Redemption Services                        5
        How Share Purchases are Handled                         5
        Redemption of Shares                                    6
        Management and Investment Counsel                       6
        Officers and Directors                                  7
        Compensation Table                                      9
        Holidays                                                10
        Dividends, Distributions and their Taxation             10
        General Information and History                         11
        Custodian                                               12
        Transfer Agent                                          12
        Independent Auditors                                    12
        Other Jones & Babson Funds                              12
        Financial Statements                                    13



INVESTMENT OBJECTIVE, STRATEGIES
AND RISKS

The Fund is an open-end,
diversified management investment
company.  The following information
supplements the Fund's investment
objective, strategies and risks set
forth in the Prospectus.

The Directors of the Fund have
taken action to limit the offering of
the Fund's shares.  The Fund will not
accept any new accounts until further
notice.

General.  Because of its focus on
smaller companies, the overall income
return on the Fund may be low.
Smaller companies frequently need to
retain all or most of their profits
to finance their growth and will pay
small dividend yields, or none.  If
the companies are successful, this
plow-back of earnings and internal
financing of growth without the need
to issue additional shares ultimately
should enhance the companies' per
share earnings and dividend
capability and make their shares more
attractive in the marketplace.


Repurchase Agreements.   The Fund may
invest in issues of the United States
Treasury or a United States
government agency subject to
repurchase agreements.  A repurchase
agreement involves the sale of
securities to the Fund with the
concurrent agreement by the seller to
repurchase the securities at the
Fund's cost plus interest at an
agreed rate upon demand or within a
specified time, thereby determining
the yield during the purchaser's
period of ownership. The result is a
fixed rate of return insulated from
market fluctuations during such
period. Under the Investment Company
Act of 1940, repurchase agreements
are considered loans by the Fund.

   The Fund will enter into such
repurchase agreements only with
United States banks having assets in
excess of $1 billion which are
members of the Federal Deposit
Insurance Corporation, and with
certain securities dealers who meet
the qualifications set from time to
time by the Board of Directors of the
Fund. The term to maturity of a
repurchase agreement normally will be
no longer than a few days. Repurchase
agreements maturing in more than
seven days and other illiquid
securities will not exceed 10% of the
net assets of the Fund.


Repurchase Agreement Risk Factors.
The use of repurchase agreements
involves certain risks. For example,
if the seller of the agreement
defaults on its obligation to
repurchase the underlying securities
at a time when the value of these
securities has declined, the Fund may
incur a loss upon disposition of
them. If the seller of the agreement
becomes insolvent and subject to
liquidation or reorganization under
the Bankruptcy Code or other laws,
disposition of the underlying
securities may be delayed pending
court proceedings. Finally, it is
possible that the Fund may not be
able to perfect its interest in the
underlying securities. While the
Fund's management acknowledges these
risks, it is expected that they can
be controlled through stringent
security selection criteria and
careful monitoring procedures.


Cash Management.  For purposes
including but not limited to meeting
redemptions and unanticipated
expenses, the Fund may invest a
portion of its assets in cash or
high-quality, short-term debt
obligations readily changeable into
cash such as:

(1) certificates of deposit, bankers'
acceptances and other short-term
obligations issued domestically by
United States commercial banks having
assets of at least $1 billion and
which are members of the Federal
Deposit Insurance Corporation or
holding companies of such banks; (2)
commercial paper of companies rated
P-2 or higher by Moody's Investors
Service, Inc. (Moody's) or A-2 or
higher by Standard and Poor's
Corporation (S&P), or if not rated by
either Moody's or S&P, a company's
commercial paper may be purchased by
the Fund if the company has an
outstanding bond issue rated Aa or
higher by Moody's or AA or higher by
S&P; (3) short-term debt securities
which are non-convertible and which
have one year or less remaining to
maturity at the date of purchase and
which are rated Aa or higher by
Moody's or AA or higher by S&P; (4)
negotiable certificates of deposit
and other short-term debt obligations
of savings and loan associations
having assets of at least $1 billion
and which are members of the Federal
Home Loan Banks Association and
insured by the Federal Deposit
Insurance Corporation.


Investment Restrictions. In addition
to the investment objective and
portfolio management policies set
forth in the Prospectus under the
caption "Investment Objective and
Portfolio Management Policy," the
following restrictions also may not
be changed without approval of the
"holders of a majority of the out-
standing shares" of the Fund.

The Fund will not: (1) purchase the
securities of any one issuer, except
the United States Government, if
immediately after and as a result of
such purchase (a) the value of the
holdings of the Fund in the
securities of such issuer exceeds 5%
of the value of the Fund's total
assets, or (b) the Fund owns more
than 10% of the

outstanding voting securities, or
any other class of securities, of
such issuer;  (2) engage in the
purchase or sale of real estate or
commodities; (3) underwrite the
securities of other issuers; (4) make
loans to any of its officers,
directors, or employees, or to its
manager, or general distributor, or
officers or directors thereof; (5)
make loans to other persons, except
by the purchase of debt obligations
which are permitted under its
investment policy; (6) invest in
companies for the purpose of
exercising control of management; (7)
purchase securities on margin, or
sell securities short; (8) purchase
shares of other investment companies
except in the open market at ordinary
broker's commission, but not in
excess of 5% of the Fund's assets, or
pursuant to a plan of merger or
consolidation; (9) invest in the
aggregate more than 5% of the value
of its gross assets in the securities
of issuers (other than federal,
state, territorial, or local
governments, or corporations, or
authorities established thereby),
which, including predecessors, have
not had at least three years'
continuous operations nor invest more
than 25% of the Fund's assets in any
one industry; (10)  enter into
dealings with its officers or
directors, its manager or
underwriter, or their officers or
directors, or any organization in
which such persons have a financial
interest except for transactions in
the Fund's own shares or other
securities through brokerage
practices which are considered normal
and generally accepted under
circumstances existing at the time;
(11) purchase or retain securities of
any company in which any Fund
officers or directors, or Fund
manager, its partner, officer, or
director beneficially owns more than
1/2 of 1% of said company's
securities, if all such persons
owning more than 1/2 of 1% of such
company's securities, own in the
aggregate more than 5% of the
outstanding securities of such
company; (12) borrow or pledge its
credit under normal circumstances,
except up to 10% of its gross assets
(computed at the lower of fair market
value or cost) for temporary or
emergency purposes, and not for the
purpose of leveraging its
investments, and provided further
that any borrowing in excess of 5% of
the total assets of the Fund shall
have asset coverage of at least 3 to
1; (13) make itself or its assets
liable for the indebtedness of
others; (14) invest in securities
which are assessable or involve
unlimited liability; or (15) issue
senior securities except for those
investment procedures permissible
under the Fund's other restrictions.


Portfolio Transactions.  Decisions to
buy and sell securities for the Fund
are made by Jones & Babson, Inc.
pursuant to recommendations by David
L. Babson & Co. Inc.  Officers of the
Fund and Jones & Babson, Inc. are
generally responsible for
implementing or supervising these
decisions, including allocation of
portfolio brokerage and principal
business as well as the negotiation
of commissions and/or the price of
the securities.  Portfolio turnover
will be no more than is necessary to
meet the Fund's investment
objectives.  Under normal
circumstances, it is anticipated that
the Fund's portfolio turnover will
not exceed 100%.

In instances where securities are
purchased on a commission basis, the
Fund will seek competitive and
reasonable commission rates based on
circumstances of the trade involved
and to the extent that they do not
detract from the quality of the
execution.  The Fund, in purchasing
and selling portfolio securities,
will seek the best available
combination of execution and overall
price (which shall include the cost
of the transaction) consistent with
the circumstances which exist at the
time.  The Fund does not intend to
solicit competitive bids on each
transaction.

The Fund believes it is in its best
interest and that of its shareholders
to have a stable and continuous
relationship with a diverse group of
financially strong and technically
qualified broker-dealers who will
provide quality executions at
competitive rates.  Broker-dealers
meeting these qualifications also
will be selected for their
demonstrated loyalty to the Fund,
when acting on its behalf, as well as
for any research or other services
provided to the Fund.  Substantially
all of the portfolio transactions are
through brokerage firms which are
members of the New York Stock
Exchange which is typically the most
active market in the size of the
Fund's transactions and for the types
of securities predominant in the
Fund's portfolio.  When buying
securities in the over-the-counter
market, the Fund will select a broker
who maintains a primary market for
the security unless it appears that a
better combination of price and
execution may be obtained elsewhere.
The Fund normally will not pay a
higher commission rate to broker-
dealers providing benefits or
services to it than it would pay to
broker-dealers who do not provide it
such benefits or services.  However,
the Fund reserves the right to do so
within the principles set out in
Section 28(e) of the Securities
Exchange Act of 1934 when it appears
that this would be in the best
interests of the shareholders.

No commitment is made to any broker
or dealer with regard to placing of
orders for the purchase or sale of
Fund portfolio securities, and no
specific formula is used in placing
such business.  Allocation is
reviewed regularly by both the Board
of Directors of the Fund and Jones &
Babson, Inc.

Since the Fund does not market its
shares through intermediary brokers
or dealers, it is not the Fund's
practice to allocate brokerage or
principal business on

the basis of sales of its shares
which may be made through such firms.
However, it may place portfolio
orders with qualified broker-dealers
who recommend the Fund to other
clients, or who act as agents in the
purchase of the Fund's shares for
their clients.

Research services furnished by
broker-dealers may be useful to the
Fund manager and its investment
counsel in serving other clients, as
well as the Fund.  Conversely, the
Fund may benefit from research
services obtained by the manager or
its investment counsel from the
placement of portfolio brokerage of
other clients.

When it appears to be in the best
interests of its shareholders, the
Fund may join with other clients of
the manager and its investment coun-
sel in acquiring or disposing of a
portfolio holding.  Securities
acquired or proceeds obtained will be
equitably distributed between the
Fund and other clients participating
in the transaction.  In some
instances, this investment procedure
may affect the price paid or received
by the Fund or the size of the posi-
tion obtained by the Fund.

PERFORMANCE MEASURES

The Fund may advertise "average
annual total return" over various
periods of time. Such total return
figures show the average percentage
change in value of an investment in
the Fund from the beginning date of
the measuring period to the end of
the measuring period. These figures
reflect changes in the price of the
Fund's shares and assume that any
income dividends and/or capital gains
distributions made by the Fund during
the period were reinvested in shares
of the Fund. Figures will be given
for recent one-, five- and ten-year
periods (if applicable), and may be
given for other periods as well (such
as from commencement of the Fund's
operations, or on a year-by-year
basis). When considering "average"
total return figures for periods
longer than one year, it is important
to note that a Fund's annual total
return for any one year in the period
might have been greater or less than
the average for the entire period.

Performance Comparisons.  In
advertisements or in reports to
shareholders, the Fund may compare
its performance to that of other
mutual funds with similar investment
objectives and to stock or other
relevant indices. For example, it may
compare its performance to rankings
prepared by Lipper Analytical
Services, Inc. (Lipper), a widely
recognized independent service which
monitors the performance of mutual
funds. The Fund may compare its
performance to the Standard & Poor's
500 Stock Index (S&P 500), an index
of unmanaged groups of common stocks,
the Dow Jones Industrial Average, a
recognized unmanaged index of common
stocks of 30 industrial companies
listed on the NYSE, the Russell 2000
Index, a small company stock index,
or the Consumer Price Index.
Performance information, rankings,
ratings, published editorial comments
and listings as reported in national
financial publications such as
Kiplinger's Personal Finance
Magazine, Business Week, Morningstar
Mutual Funds, Investor's Business
Daily, Institutional Investor, The
Wall Street Journal, Mutual Fund
Forecaster, No-Load Investor, Money,
Forbes, Fortune and Barron's may also
be used in comparing performance of
the Fund. Performance comparisons
should not be considered as
representative of the future
performance of any Fund.

Performance rankings,
recommendations, published editorial
comments and listings reported in
Money, Barron's, Kiplinger's Personal
Finance Magazine, Financial World,
Forbes, U.S. News & World Report,
Business Week, The Wall Street
Journal, Investors Business Daily,
USA Today, Fortune and Stanger's may
also be cited (if the Fund is listed
in any such publication) or used for
comparison, as well as performance
listings and rankings from
Morningstar Mutual Funds, Personal
Finance, Income and Safety, The
Mutual Fund Letter, No-Load Fund
Investor, United Mutual Fund
Selector, No-Load Fund Analyst, No-
Load Fund X, Louis Rukeyser's Wall
Street newsletter, Donoghue's Money
Letter, CDA Investment Technologies,
Inc., Wiesenberger Investment
Companies Service and Donoghue's
Mutual Fund Almanac.

TOTAL RETURN

The Fund's "average annual total
return" figures described and shown
below are computed according to a
formula prescribed by the Securities
and Exchange Commission.  The formula
can be expressed as follows:

P(1+T)n	=	ERV

Where:  P  =  a hypothetical initial payment of $1000

        T  =  average annual total return

        n  =  number of years

        ERV = Ending Redeemable Value of a hypothetical $1000 payment made at the beginning of the 1, 5 or 10 year (or other)periods at the end of the 1, 5 or 10 year (or other) periods (or fractional portions thereof).


The table below shows the average
total return for the Fund for the
specified periods.

For the one year 12/1/97-11/30/98               -11.05%

For the five years 12/1/93-11/30/98             11.49%

For the ten years 12/1/88-11/30/98              13.88%

From commencement of operation to 11/30/98*     12.83%
_______________________________________

* The Fund commenced operation December 2, 1983.

HOW THE FUND'S SHARES ARE DISTRIBUTED

Jones & Babson, Inc., as agent of
the Fund, agrees to supply its best
efforts as sole distributor of the
Fund's shares and, at its own
expense, pay all sales and
distribution expenses in connection
with their offering other than
registration fees and other
government charges.  Jones & Babson,
Inc. is located at BMA Tower, 700
Karnes Blvd., Kansas City, MO  64108-
3306.

Jones & Babson, Inc. does not
receive any fee or other compensation
under the distribution agreement
which continues in effect until
October 31, 1999, and which will
continue automatically for successive
annual periods ending each October
31, if continued at least annually by
the Fund's Board of Directors,
including a majority of those
Directors who are not parties to such
Agreements or interested persons of
any such party.  It terminates
automatically if assigned by either
party or upon 60 days written notice
by either party to the other.

Jones & Babson, Inc. also acts as
sole distributor of the shares for
David L. Babson Growth Fund, Inc.,
D.L. Babson Bond Trust, D.L. Babson
Money Market Fund, Inc., D.L. Babson
Tax-Free Income Fund, Inc., Babson
Enterprise Fund II, Inc., Babson
Value Fund, Inc., Shadow Stock Fund,
Inc., Babson-Stewart Ivory
International Fund, Inc., UMB Scout
Stock Fund, Inc., UMB Scout Bond
Fund, Inc., UMB Scout Money Market
Fund, Inc., UMB Scout Tax-Free Money
Market Fund, Inc., UMB Scout Regional
Fund, Inc., UMB Scout WorldWide Fund,
Inc., UMB Scout Balanced Fund, Inc.,
UMB Scout Capital Preservation Fund,
Inc., UMB Scout Kansas Tax-Exempt
Bond Fund, Inc., Buffalo Balanced
Fund, Inc., Buffalo Equity Fund,
Inc., Buffalo High Yield Fund, Inc.,
Buffalo USA Global Fund, Inc.,
Buffalo Small Cap Fund, Inc. and AFBA
Five Star Fund, Inc.

PURCHASE AND REDEMPTION SERVICES

We reserve the right to:

Waive or increase the minimum
investment requirements with
respect to any person or class of
persons, which include shareholders
of the Fund's special investment
programs.
Cancel or change the telephone
investment service,     the
telephone/telegraph exchange
service and the automatic monthly
investment plan without prior
notice to you where in the best
interest of the Fund and its
investors.
Cancel or change the
telephone/telegraph redemption
service at any time without notice.
Begin charging a fee for the
telephone investment service or the
automatic monthly investment plan
and to cancel or change these
services upon 15 days written
notice to you.
Begin charging a fee for the
telephone/telegraph service and to
cancel or change the service upon
60 days written notice to you.
Begin charging a fee for the
systematic redemption plan upon 30
days written notice to you.
Waive signature guarantee
requirements in certain instances
where it appears reasonable to do
so and will not unduly affect the
interests of other shareholders.
We may waive the signature
guarantee requirement if you
authorize the telephone/telegraph
redemption method at the same time
you submit the initial application
to purchase shares.
Require signature guarantees if
there appears to be a pattern of
redemptions designed to avoid the
signature guarantee requirement, or
if we have other reason to believe
that this requirement would be in
the best interests of the Fund and
its shareholders.

HOW SHARE PURCHASES ARE HANDLED

We will not be responsible for the
consequences of delays, including
delays in the banking or Federal
Reserve wire systems.  We cannot
process transaction requests that are
not complete and in good order as
described in the prospectus.  If you
use the services of any other broker
to purchase or redeem shares of the
Fund, that broker may charge you a
fee.  Each order accepted will be
fully invested in whole and
fractional shares, unless the
purchase of a certain number of whole
shares is specified, at the net asset
value per share next effective after
the order is accepted by the Fund.

Each investment is confirmed by a
year-to-date statement which provides
the details of the immediate
transaction, plus all prior
transactions in your account during
the current year.  This includes the
dollar

amount invested, the number of
shares purchased or redeemed, the
price per share, and the aggregate
shares owned.  A transcript of all
activity in your account during the
previous year will be furnished each
January.  By retaining each annual
summary and the last year-to-date
statement, you have a complete
detailed history of your account
which provides necessary tax
information.  A duplicate copy of a
past annual statement is available
from Jones & Babson, Inc. at its
cost, subject to a minimum charge of
$5 per account, per year requested.

Normally, the shares which you
purchase are held by the Fund in open
account, thereby relieving you of the
responsibility of providing for the
safekeeping of a negotiable share
certificate.  Should you have a
special need for a certificate, one
will be issued on request for all or
a portion of the whole shares in your
account. There is no charge for the
first certificate issued.  A charge
of $3.50 will be made for any
replacement certificates issued.  In
order to protect the interests of the
other shareholders, share
certificates will be sent to those
shareholders who request them only
after the Fund has determined that
unconditional payment for the shares
represented by the certificate has
been received by its custodian, UMB
Bank, n.a.

If an order to purchase shares must
be canceled due to non-payment, the
purchaser will be responsible for any
loss incurred by the Fund arising out
of such cancellation.  To recover any
such loss, the Fund reserves the
right to redeem shares owned by any
purchaser whose order is canceled,
and such purchaser may be prohibited
or restricted in the manner of
placing further orders.

The Fund reserves the right in its
sole discretion to withdraw all or
any part of the offering made by the
prospectus or to reject purchase
orders when, in the judgment of
management, such withdrawal or
rejection is in the best interest of
the Fund and its shareholders.

The Fund reserves the right to
refuse to accept orders for Fund
shares unless accompanied by payment,
except when a responsible person has
indemnified the Fund against losses
resulting from the failure of
investors to make payment. In the
event that the Fund sustains a loss
as the result of failure by a
purchaser to make payment, the Fund's
underwriter, Jones & Babson, Inc.,
will cover the loss.

REDEMPTION OF SHARES

We will not be responsible for the
consequences of delays, including
delays in the banking or Federal
Reserve wire systems.  We cannot
process transaction requests that are
not complete and in good order.  We
must receive an endorsed share
certificate with a signature
guarantee, where a certificate has
been issued.

The Telephone/Telegraph Redemption
Service may only be used for non
certificated shares held in an open
account.  We reserve the right to
refuse a telephone or telegraph
redemption request.  At our option,
we may pay such redemption by wire or
check.  We may reduce or waive the
$10 charge for wiring redemption
proceeds in connection with certain
accounts.

To participate in the Systematic
Redemption Plan your dividends and
capital gains distributions must be
reinvested in additional shares of
the Fund.

The right of redemption may be
suspended, or the date of payment
postponed beyond the normal three-day
period by the Fund's Board of
Directors under the following
conditions authorized by the
Investment Company Act of 1940:  (1)
for any period (a) during which the
New York Stock Exchange is closed,
other than customary weekend and
holiday closing, or (b) during which
trading on the New York Stock
Exchange is restricted; (2) for any
period during which an emergency
exists as a result of which (a)
disposal by the Fund of securities
owned by it is not reasonably
practicable or (b) it is not
reasonably practicable for the Fund
to determine the fair value of its
net assets; or (3) for such other
periods as the Securities and
Exchange Commission may by order
permit for the protection of the
Fund's shareholders.

The Fund has elected to be governed
by Rule 18f-1 under the Investment
Company Act of 1940 pursuant to which
the Fund is obligated to redeem
shares solely in cash up to the
lesser of $250,000 or 1% of the
Fund's net asset value during any 90-
day period for any one shareholder.
Should redemptions by any shareholder
exceed such limitation, the Fund may
redeem the excess in kind.  If shares
are redeemed in kind, the redeeming
shareholder may incur brokerage costs
in converting the assets to cash.
The method of valuing securities used
to make redemptions in kind will be
the same as the method of valuing
portfolio securities described under
"How Share Price is Determined" in
the Prospectus, and such valuation
will be made as of the same time the
redemption price is determined.

MANAGEMENT AND INVESTMENT COUNSEL

As a part of the Management
Agreement, Jones & Babson, Inc.
employs at its own expense David L.
Babson & Co. Inc., as its in-vestment
counsel.  David L. Babson & Co. Inc.
was founded in 1940 as a private
investment research and counseling
organization. David L. Babson & Co.
Inc. serves individual, corporate and

other institutional clients.  It
participates with Jones & Babson in
the management of nine Babson no-load
mutual funds.

The aggregate management fees paid
to Jones & Babson, Inc.  by the Fund
during the three most recent fiscal
years ended November 30, 1998, 1997,
and 1996, (from which Jones & Babson,
Inc. paid all the Fund's expenses
except those payable directly by the
Fund) were $2,199,612, $2,176,042,
and $2,248,503, respectively.  The
annual fee charged by Jones & Babson,
Inc. covers all normal operating
costs of the Fund.  The annual fee
charged by Jones & Babson, Inc. is
higher than the fees of most other
investment advisers whose charges
cover only investment advisory
services with all remaining
operational expenses absorbed
directly by the Fund.  Yet, it
compares favorably with these other
advisers when all expenses to Fund
shareholders are taken into account.
The total expenses of the Fund for
the fiscal year ended November 30,
1998, amounted to 109/100 of one
percent (1.09%) of the average net
assets.

David L. Babson & Co. Inc. has an
experienced investment analysis and
research staff which eliminates the
need for Jones & Babson, Inc. and the
Fund to maintain an extensive
duplicate staff, with the consequent
increase in the cost of investment
advisory service.  Jones & Babson,
Inc. pays David L. Babson Co. Inc. a
fee of 70/100 of one percent (.70%)
of the first $30 million and 50/100
of 1% (.50%) of amounts in excess of
$30 million of average daily total
net assets, which is computed daily
and paid semimonthly.  The cost of
the services of David L. & Babson &
Co. Inc., is included in the services
of Jones & Babson, Inc.  During the
three most recent fiscal years ended
November 30, 1998, 1997 and 1996,
Jones & Babson, Inc. paid David L.
Babson & Co. Inc. fees amounting to
$1,088,793, $1,088,713, and
$1,109,388, respectively, related to
services provided to the Fund.

Controlling Persons.  Certain
officers and directors of the Fund
are also officers or directors or
both of other Babson Funds, Jones &
Babson, Inc. or David L. Babson & Co.
Inc.

Jones & Babson, Inc. is a wholly-
owned subsidiary of Business Men's
Assurance Company of America which is
considered to be a controlling person
under the Investment Company Act of
1940. Assicurazioni Generali S.p.A.,
an insurance organization founded in
1831 based in Trieste, Italy, is
considered to be a controlling person
and is the ultimate parent of
Business Men's Assurance Company of
America. Mediobanca is a 5% owner of
Generali.

David L. Babson & Co. Inc. is a
wholly-owned subsidiary of DLB
Acquisition Corporation, an indirect,
majority owned subsidiary of
Massachusetts Mutual Life Insurance
Company headquartered in Springfield,
Massachusetts. Massachusetts Mutual
Life Insurance Company is an
insurance organization founded in
1851 and is considered to be a
controlling person of David L. Babson
& Co. Inc., under the Investment
Company Act of 1940.


OFFICERS AND DIRECTORS

The officers of the Fund manage its
day-to-day operations.  The Fund's
manager and its officers are subject
to the supervision and control of the
Board of Directors.

The following table lists the
officers and directors of the Fund
and their ages.  Unless noted
otherwise, the address of each
officer and director is BMA Tower,
700 Karnes Blvd., Kansas City,
Missouri 64108-3306.  Except as
indicated, each has been an employee
of Jones & Babson, Inc. for more than
five years.

*Larry D. Armel (57), President and
Director.  President and Director,
Jones & Babson, Inc. and of each of
the Babson Funds, UMB Scout Funds,
Buffalo Funds and the Investors Mark
Series Fund, Inc.; President and
Trustee, D.L. Babson Bond Trust;
Director, AFBA Five Star Fund, Inc.

Francis C. Rood (64), Director.
Retired, 73-395 Agave Lane, Palm
Desert, California 92260-6653.
Formerly Vice President of Finance,
Hallmark Cards, Inc.; Director of
each of the Babson Funds, Buffalo
Funds and the Investors Mark Series
Fund, Inc.; Trustee, D.L. Babson Bond
Trust.

William H. Russell (75), Director.
Financial Consultant, 645 West 67th
Street, Kansas City, Missouri 64113;
previously Vice President, Sprint;
Director of each of the Babson Funds,
Buffalo Funds and the Investors Mark
Series Fund, Inc.; Trustee, D.L.
Babson Bond Trust.


H. David Rybolt (56), Director.
Consultant, HDR Associates, P.O. Box
2468, Shawnee Mission, Kansas 66201;
Director of each of the Babson Funds,
(except the Babson-Stewart Ivory
International Fund, Inc.) Buffalo
Funds and the Investors Mark Series
Fund, Inc.; Trustee, D.L. Babson Bond
Trust.

* Directors who are interested parties
as that term is defined in the Investment
Company Act of 1940, as amended.


P. Bradley Adams (38), Vice President
and Treasurer.  Vice President and
Treasurer, Jones & Babson, Inc.,  and
of each of the Babson Funds, UMB
Scout Funds and Buffalo Funds; Vice
President and Chief Financial
Officer, AFBA Five Star Fund, Inc.;
Principal Financial Officer,
Investors Mark Series Fund, Inc.


Martin A. Cramer (49), Vice President
and Secretary.  Vice President and
Secretary, Jones & Babson, Inc., and
of each of the Babson Funds, UMB
Scout Funds and Buffalo Funds;
Secretary and Assistant Vice
President, AFBA Five Star Fund, Inc.;
Secretary, Investors Mark Series
Fund, Inc.

Constance E. Martin (37), Vice
President.  Assistant Vice President,
Jones & Babson, Inc.; Vice President
of each of the Babson Funds, UMB
Scout Funds and Buffalo Funds.


Lance F. James (44), Vice President-
Portfolio.  Executive Vice President
and Director, David L. Babson & Co.
Inc., One Memorial Drive, Cambridge,
Massachusetts 02142; Vice President-
Portfolio, Babson Enterprise Fund II,
Inc.

Remuneration of Officers and
Directors. None of the officers or
directors will be remunerated by the
Fund for their normal duties and
services.  Their compensation and
expenses arising out of normal
operations will be paid by Jones &
Babson, Inc. under the provisions of
the Management Agreement.



COMPENSATION TABLE

                        Aggregate       Pension or Retirement    Estimated        Total Compensation
                        Compensation    Benefits Accrued As      Annual Benefits  From All Babson Funds
Name of Director        From the Fund   Part of Fund Expenses    Upon Retirement  Paid to Directors**
______________          _____________   _____________________    _______________  ___________________
Larry D. Armel*                 --              --                      --              --
Francis C. Rood                 $500            --                      --              $7,250
William H. Russell              $500            --                      --              $7,250
H. David Rybolt                 $500            --                      --              $7,000

* As an "interested director," Mr. Armel received no compensation for his services as a director.

**   The amounts reported in this column reflect the total compensation paid to Messrs. Rood and Rybolt for services as directors or trustees of eight Babson Funds and to Mr. Russell for services as a director or trustee of nine Babson Funds during the fiscal year ended November 30, 1998.
Directors' fees are paid by the Funds' manager and not by the Funds themselves.



Messrs. Rood, Russell and Rybolt
have no financial interest in, nor
are they affiliated with either Jones
& Babson, Inc. or David L. Babson &
Co. Inc.

The Audit Committee of the Board of
Directors is composed of Messrs.
Rood, Russell and Rybolt.

The officers and directors of the
Fund as a group own less than 1% of
the Fund.

The Fund will not hold annual
meetings except as required by the
Investment Company Act of 1940 and
other applicable laws.  The Fund is a
Maryland corporation.  Under Maryland
law, a special meeting of
stockholders of the Fund must be held
if the Fund receives the written
request for a meeting from the
stockholders entitled to cast at
least 25% of all the votes entitled
to be cast at the meeting.  The Fund
has undertaken that its Directors
will call a meeting of stockholders
if such a meeting is requested in
writing by the holders of not less
than 10% of the outstanding shares of
the Fund.  To the extent required by
the undertaking, the Fund will assist
shareholder communications in such
matters.


HOLIDAYS

The net asset value per share is
computed once daily, Monday through
Friday, at 4:00 p.m. (Eastern Time)
except:  days when the Fund is not
open for business; days on which
changes in the value of portfolio
securities will not materially
affect the net asset value; days
during which no purchase or
redemption order is received by the
Fund; and customary holidays.

The Fund does not compute its net
asset value on the following
customary holidays:

New Year's Day                          January 1
Martin Luther King, Jr. Day             Third Monday in January
Presidents' Holiday                     Third Monday in February
Good Friday                             Friday before Easter
Memorial Day                            Last Monday in May
Independence Day                        July 4
Labor Day                               First Monday in September
Thanksgiving Day                        Fourth Thursday in November
Christmas Day                           December 25


DIVIDENDS, DISTRIBUTIONS
AND THEIR TAXATION

Election to be Taxed as a
Regulated Investment Company.  The
Fund has elected to be treated as a
regulated investment company under
Subchapter M of the Internal
Revenue Code (the "Code"), has
qualified as such for its most
recent fiscal year, and intends to
so qualify during the current
fiscal year.  The directors reserve
the right not to maintain the
qualification of the Fund as a
regulated investment company if
they determine such course of
action to be beneficial to
shareholders.  In such case, the
Fund will be subject to federal,
and possibly state, corporate taxes
on its taxable income and gains,
and distributions to you will be
taxed as ordinary dividend income
to the extent of the Fund's
available earnings and profits.

All or a portion of any loss that
you realize upon the redemption of
your Fund shares will be disallowed
to the extent that you purchase
other shares in the Fund (through
reinvestment of dividends or
otherwise) within 30 days before or
after your share redemption.  Any
loss disallowed under these rules
will be added to your tax basis in
the new shares you purchase.

U.S. Government Obligations.  Many
states grant tax-free status to
dividends paid to you from interest
earned on direct obligations of the
U.S. Government, subject in some
states to minimum investment
requirements that must be met by
the Fund.  Investments in GNMA/FNMA
securities, bankers' acceptances,
commercial paper and repurchase
agreements collateralized by U.S.
Government securities do not
generally qualify for tax-free
treatment.  At the end of each
calendar year, the Fund will
provide you with the percentage of
any dividends paid that may qualify
for tax-free treatment on your
personal income tax return.  You
should consult with your own tax
advisor to determine the
application of your state and local
laws to these distributions.
Because the rules on exclusion of
this income are different for
corporations, corporate
shareholders should consult with
their corporate tax advisors about
whether any of their distributions
may be exempt from corporate income
or franchise taxes.

Dividends-Received Deduction for
Corporations.  As a corporate
shareholder, you should note that a
percentage of the dividends paid by
the Fund for the most recent
calendar year qualified for the
dividends-received deduction.  You
will be permitted in some
circumstances to deduct these
qualified dividends, thereby
reducing the tax that you would
otherwise be required to pay on
these dividends.  The dividends-
received deduction will be
available only with respect to
dividends designated by the Fund as
eligible for such treatment.
Dividends so designated by the Fund
must be attributable to dividends
earned by the Fund from U.S.
corporations that were not debt-
financed.

Under the 1997 Act, the amount
that the Fund may designate as
eligible for the dividends-received
deduction will be reduced or
eliminated if the shares on which
the dividends were earned by the
Fund were debt-financed or held by
the Fund for less than a 46 day
period during a 90 day period
beginning 45 days before the ex-
dividend date of the corporate
stock.  Similarly, if your Fund
shares are debt-financed or held by
you for less than this same 46 day
period, then the dividends-received
deduction may also be reduced or
eliminated.  Even if designated as
dividends eligible for the
dividends-received deduction, all
dividends (including the deducted
portion) must be included in your
alternative minimum taxable income
calculation.

Conversion Transactions.  Gains
realized by a Fund from
transactions that are deemed to be
"conversion transactions" under
the Code, and that would otherwise
produce capital gain may be
recharacterized as ordinary income
to the extent that such gain does
not exceed an amount defined as the
"applicable imputed income
amount."  A conversion transaction
is any transaction in which
substantially all of the Fund's
expected return is attributable to
the time value of the Fund's net
investment in such transaction, and
any one of the following criteria
are met:

(1)     there is an acquisition of
property with a substantially
contemporaneous agreement to
sell the same or
substantially identical
property in the future;

(2)	the transaction is an
applicable straddle;

(3)	the transaction was marketed
or sold to the Fund on the
basis that it would have the
economic characteristics of a
loan but would be taxed as
capital gain; or

(4)	the transaction is specified
in Treasury regulations to be
promulgated in the future.

The applicable imputed income
amount, which represents the deemed
return on the conversion
transaction based upon the time
value of money, is computed using a
yield equal to 120% of the
applicable federal rate, reduced by
any prior recharacterizations under
this provision or the provisions of
Section 263(g) of the Code dealing
with capitalized carrying costs.

Stripped Preferred Stock.
Occasionally, the Fund may purchase
"stripped preferred stock" that is
subject to special tax treatment.
Stripped preferred stock is defined
as certain preferred stock issues
where ownership of the stock has
been separated from the right to
receive dividends that have not yet
become payable.  The stock must
have a fixed redemption price, must
not participate substantially in
the growth of the issuer and must
be limited and preferred as to
dividends.  The difference between
the redemption price and purchase
price is taken into Fund income
over the term of the instrument as
if it were original issue discount.
The amount that must be included in
each period generally depends on
the original yield to maturity,
adjusted for any prepayments of
principal.

Defaulted Obligations.  The Fund
may be required to accrue income on
defaulted obligations and to
distribute such income to you even
though it is not currently
receiving interest or principal
payments on such obligations.  In
order to generate cash to satisfy
these distribution requirements,
the Fund may be required to dispose
of portfolio securities that it
otherwise would have continued to
hold or to use cash flows from
other sources such as the sale of
Fund shares.

GENERAL INFORMATION AND HISTORY

The Fund, incorporated in Maryland
on July 5, 1983, has a present
authorized capitalization of
20,000,000 shares of $1 par value
common stock.  All shares are of
the same class with like rights and
privileges. Each full and
fractional share, when issued and
outstanding, has: (1) equal voting
rights with respect to matters
which affect the Fund, and (2)
equal dividend, distribution and
redemption rights to the assets of
the Fund. Shares when issued are
fully paid and non-assessable. The
Fund may create other series of
stock but will not issue any senior
securities. Shareholders do not
have pre-emptive or conversion
rights.

Non-cumulative voting - These
shares have non-cumulative voting
rights, which means that the
holders of more than 50% of the
shares voting for the election of
directors can elect 100% of the
directors, if they choose to do so,
and in such event, the holders of
the remaining less than 50% of the
shares voting will not be able to
elect any directors.

The Maryland General Corporation
Law permits registered investment
companies, such as the Fund, to
operate without an annual meeting
of shareholders under specified
circumstances if an annual meeting
is not required by the Investment
Company Act of 1940.  The Fund has
adopted the appropriate provisions
in its By-Laws and may not, at its
discretion, hold annual meetings of
shareholders for the following
purposes unless required to do so:
(1) election of directors; (2)
approval of continuance of any
investment advisory agreement; (3)
ratification of the selection of
independent auditors; and (4)
approval of a distribution plan. As
a result, the Fund does not intend
to hold annual meetings.

The Fund may use the name
"Babson" in its name so long as
Jones & Babson, Inc. is continued
as manager and David L. Babson &
Co. Inc. as its investment counsel.
Complete details with respect to
the use of the name are set out in
the Management Agreement between
the Fund and Jones & Babson, Inc.

CUSTODIAN

The Fund's assets are held for
safekeeping by an independent
custodian, UMB Bank, n.a., Kansas
City, MO.  This means the bank,
rather than the Fund, has
possession of the Fund's cash and
securities.  The custodian bank is
not responsible for the Fund's
investment management or
administration.  But, as directed
by the Fund's officers, it delivers
cash to those who have sold
securities to the Fund in return
for such securities, and to those
who have purchased portfolio
securities from the Fund, it
delivers such securities in return
for their cash purchase price.  It
also collects income directly from
issuers of securities owned by the
Fund and holds this for payment to
shareholders after deduction of the
Fund's expenses.  The custodian is
compensated for its services by the
manager.  There is no separate
charge to the Fund.

TRANSFER AGENT

Jones & Babson, Inc. also serves as
transfer agent to the Fund.

INDEPENDENT AUDITORS

The Fund's financial statements are
audited annually by independent
auditors approved by the directors
each year, and in years in which an
annual meeting is held the directors
may submit their selection of
independent auditors to the
shareholders for ratification.  Ernst
& Young LLP, One Kansas City Place,
1200 Main Street, Suite 2000, Kansas
City, Missouri 64105, is the Fund's
present independent auditor.

OTHER JONES & BABSON FUNDS

The Fund is one of nine no-load
funds comprising the Babson Mutual
Fund Group managed by Jones & Babson,
Inc. in association with its
investment counsel, David L. Babson &
Co. Inc.  The other funds are:

BABSON EQUITY FUNDS

DAVID L. BABSON GROWTH FUND, INC.
was organized in 1960, with the
objective of long-term growth of
both capital and dividend income
through investment in the common
stocks of well-managed companies
which have a record of long term
above-average growth of both
earnings and dividends.

BABSON ENTERPRISE FUND II, INC. was
organized in 1991, with the
objective of long-term growth of
capital by investing in a
diversified portfolio of common
stocks of smaller, faster-growing
companies which at the time of
purchase are considered by the
Investment Adviser to be
realistically valued in the smaller
company sector of the market.  This
Fund is intended to be an investment
vehicle for that part of an
investor's capital which can
appropriately be exposed to above-
average risk in anticipation of
greater rewards.

BABSON VALUE FUND, INC. was
organized in 1984, with the
objective of long-term growth of
capital and income by investing in a
diversified portfolio of common
stocks which are considered to be
undervalued in relation to earnings,
dividends and/or assets.

SHADOW STOCK FUND, INC. was
organized in 1987, with the
objective of long-term growth of
capital that can be exposed to
above-average risk in anticipation
of greater-than-average rewards.
The Fund expects to reach its
objective by investing in small
company stocks called "Shadow
Stocks," i.e., stocks that combine
the characteristics of "small
stocks" (as ranked by market
capitalization) and "neglected
stocks" (least held by institutions
and least covered by analysts).

BABSON-STEWART IVORY INTERNATIONAL
FUND, INC. was organized in 1987,
with the objective of seeking a
favorable total return (from market
appreciation and income) by
investing primarily in a diversified
portfolio of equity securities
(common stocks and securities
convertible into common stocks) of
established companies whose primary
business is carried on outside the
United States.

BABSON FIXED INCOME FUNDS

D. L. BABSON BOND TRUST was
organized in 1944, and has been
managed by Jones & Babson, Inc.
since 1972, with the objective of a
high level of current income and
reasonable stability of principal.
It offers two portfolios - Portfolio
L and Portfolio S.

D. L. BABSON MONEY MARKET FUND, INC.
was organized in 1979, to provide
investors the opportunity to manage
their money over the short term by
investing in high-quality short-term
debt instruments for the purpose of
maximizing income to the extent
consistent with safety of principal
and maintenance of liquidity.  It
offers two portfolios - Prime and
Federal.  Money Market funds are
neither insured nor guaranteed by
the U.S. Government and there is no
assurance that the funds will
maintain a stable net asset value.

D. L. BABSON TAX-FREE INCOME FUND,
INC. was organized in 1979 to
provide shareholders the highest
level of regular income exempt from
federal income taxes consistent with
investing in quality municipal
securities.  It offers three
separate high-quality portfolios
(including a money market portfolio)
which vary as to average length of
maturity.  Income from the Tax-Free
Money Market portfolio may be
subject to state and local taxes as
well as the Alternative Minimum Tax.

BUFFALO FUNDS

Jones & Babson also sponsors and
manages the Buffalo Group of Mutual
Funds.  They are:

BUFFALO BALANCED FUND, INC. was
organized in 1994, with the
objective of long-term capital
growth and high current income
through investing in common stocks
and secondarily by investing in
convertible bonds, preferred stocks
and convertible preferred stocks.

BUFFALO EQUITY FUND, INC. was
organized in 1994, with the
objective of long-term capital
appreciation to be achieved
primarily by investment in common
stocks. Realization of dividend
income is a secondary
consideration.

BUFFALO HIGH YIELD FUND, INC. was
organized in 1994, with the
objective of a high level of
current income and secondarily,
capital growth by investing
primarily in high-yielding fixed
income securities.

BUFFALO USA GLOBAL FUND, INC. was
organized in 1994, with the
objective of capital growth by
investing in common stocks of
companies based in the United
States that receive greater than
40% of their revenues or pre-tax
income from inter-national
operations.

BUFFALO SMALL CAP FUND, INC. was
organized in 1998, with the
objective of long-term capital
growth by investment in equity
securities of small companies.

A prospectus for any of the Funds
may be obtained from Jones & Babson,
Inc., BMA Tower, 700 Karnes Blvd.,
Kansas City, MO 64108-3306.

Jones & Babson, Inc. also sponsors
nine mutual funds which especially
seek to provide services to customers
of affiliate banks of UMB Financial
Corporation.  They are:  UMB Scout
Stock Fund, Inc., UMB Scout Bond
Fund, Inc., UMB Scout Money Market
Fund, Inc., UMB Scout Tax-Free Money
Market Fund, Inc., UMB Scout Regional
Fund, Inc., UMB Scout WorldWide Fund,
Inc., UMB Scout Balanced Fund, Inc.,
UMB Scout Capital Preservation Fund,
Inc. and UMB Scout Kansas Tax-Exempt
Bond Fund, Inc.

Jones & Babson, Inc.  also sponsors
the AFBA Five Star Fund, Inc.

FINANCIAL STATEMENTS

The audited financial statements of
the Fund which are contained in the
November 30, 1998, Annual Report to
Shareholders are incorporated herein
by reference.



JB54